Income Taxes	12 Months Ended
Apr. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 11	INCOME TAXES

Income before income taxes is as follows:

	Year Ended April 30,
	2015	2014	2013
Domestic	$500.7	$827.4	$791.9
Foreign	22.3	22.3	25.4

Income before income taxes	$523.0	$849.7	$817.3

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2015	2014	2013
Current:
Federal	$147.8	$265.4	$262.1
Foreign	4.7	4.2	6.1
State and local	17.9	22.9	20.5
Deferred:
Federal	2.3	(13.9)	(15.6)
Foreign	0.5	2.4	0.9
State and local	4.9	3.5	(0.9)

Total income tax expense	$178.1	$284.5	$273.1

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	2.4	1.9	1.8
Domestic manufacturing deduction	(2.9)	(3.0)	(3.1)
Other items – net	(0.4)	(0.4)	(0.3)

Effective income tax rate	34.1%	33.5%	33.4%

Income taxes paid	$199.3	$294.4	$279.2

We are a voluntary participant in the Compliance Assurance Process (“CAP”) program offered by the Internal Revenue Service (“IRS”) and are currently under a CAP examination for the tax year ended April 30, 2015. Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows us to remain current with our IRS examinations. The IRS has completed the CAP examinations for tax years ended April 30, 2012, 2013, and 2014. Tax years prior to 2012 are no longer subject to U.S. federal tax examination. With limited exceptions, we are no longer subject to examination for state and local jurisdictions for tax years prior to 2011 and for tax years prior to 2008 for foreign jurisdictions. BAG has been notified that the IRS will examine its federal income tax returns for the fiscal year ending April 27, 2014, and the period ending March 22, 2015.

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of our deferred tax assets and liabilities are as follows:

	April 30,
	2015	2014
Deferred tax liabilities:
Intangible assets	$2,499.4	$1,028.7
Property, plant, and equipment	158.0	94.5
Other	9.6	19.4

Total deferred tax liabilities	$2,667.0	$1,142.6

Deferred tax assets:
Post-employment and other employee benefits	$143.4	$103.3
Tax credit and loss carryforwards	44.8	—
Intangible assets	22.1	7.6
Inventory	11.6	—
Property, plant, and equipment	19.4	—
Other	32.9	29.8

Total deferred tax assets	$274.2	$140.7
Valuation allowance	(4.2)	—

Total deferred tax assets, less allowance	$270.0	$140.7

Net deferred tax liability	$2,397.0	$1,001.9

The following table summarizes domestic loss and credit carryforwards at April 30, 2015.

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal loss carryforwards	$104.6	$36.6	$4.2	2035
State loss carryforwards	119.4	5.9	—	2020 to 2035
Federal tax credit carryforwards	—	0.5	—	2035
State tax credit carryforwards	—	1.8	—	2021

Total tax carryforwards	$224.0	$44.8	$4.2

We evaluate the realizability of deferred tax assets for each of the jurisdictions in which we operate. The total valuation allowance increased by $4.2 related to a federal capital loss carryforward recorded with the Big Heart acquisition.

Deferred income taxes have not been provided on approximately $248.6 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions or tax credits for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.

Our unrecognized tax benefits as of April 30, 2015, 2014, and 2013, were $45.0, $29.1, and $29.7, respectively. Of the unrecognized tax benefits, $32.2, $19.5, and $20.6 would affect the effective tax rate, if recognized, as of April 30, 2015, 2014, and 2013, respectively. Our accrual for tax-related net interest and penalties totaled $3.4 as of April 30, 2015, and $2.0 as of April 30, 2014 and 2013. Interest charged to earnings totaled $0.7, $0.1, and $0.3 during 2015, 2014, and 2013, respectively.

Within the next 12 months, it is reasonably possible that we could decrease our unrecognized tax benefits by an estimated $2.1, primarily as a result of the expiration of statute of limitation periods.

A reconciliation of our unrecognized tax benefits is as follows:

	2015	2014	2013
Balance at May 1,	$29.1	$29.7	$24.0
Increases:
Current year tax positions	2.4	5.1	4.8
Prior year tax positions	1.2	0.1	2.5
Acquired businesses	13.4	—	—
Decreases:
Prior year tax positions	0.4	1.6	0.2
Settlement with tax authorities	—	1.5	1.0
Expiration of statute of limitations periods	0.7	2.7	0.4

Balance at April 30,	$45.0	$29.1	$29.7